AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 99.1%
Communication Services - 0.5%
Meredith Corp.[1]	68,090	$977,772
Consumer Discretionary - 6.0%
Carter's, Inc.[1]	25,640	2,018,381
La-Z-Boy, Inc.	149,125	4,244,097
Oxford Industries, Inc.	45,840	1,968,370
Wolverine World Wide, Inc.[1]	122,020	2,933,361

Total Consumer Discretionary		11,164,209
Consumer Staples - 5.1%
Central Garden & Pet Co., Class A*	82,410	2,855,506
Lancaster Colony Corp.	17,757	2,816,083
The Simply Good Foods Co.*	161,930	3,892,797

Total Consumer Staples		9,564,386
Energy - 2.4%
Callon Petroleum Co.*	299,590	341,533
Magnolia Oil & Gas Corp., Class A*,1	352,175	2,106,006
Matador Resources Co.*	239,575	2,079,511

Total Energy		4,527,050
Financials - 18.6%
BancorpSouth Bank	219,610	4,596,437
CVB Financial Corp.	236,680	4,276,807
First Horizon National Corp.	296,051	2,744,393
Glacier Bancorp, Inc.	138,630	4,895,025
Horace Mann Educators Corp.	79,839	3,000,350
Independent Bank Corp.	80,153	5,171,471
Lakeland Financial Corp.[1]	59,860	2,649,404
Selective Insurance Group, Inc.	88,750	4,822,675
South State Corp.	53,560	2,552,670

Total Financials		34,709,232
Health Care - 8.5%
Allscripts Healthcare Solutions, Inc.*,1	253,040	2,277,360
AMN Healthcare Services, Inc.*	65,860	3,618,349
Envista Holdings Corp.*,1	144,970	3,170,494
ICU Medical, Inc.*	18,277	3,358,033
Integer Holdings Corp.*	52,290	3,439,113

Total Health Care		15,863,349
Industrials - 25.3%
ABM Industries, Inc.	93,630	3,361,317
Altra Industrial Motion Corp.	113,005	3,868,161
Arcosa, Inc.	53,290	2,249,904
BMC Stock Holdings, Inc.*	150,845	3,861,632
The Brink's Co.	56,190	2,492,027
	Shares	Value

Casella Waste Systems, Inc., Class A*	88,150	$4,884,391
CBIZ, Inc.*	100,350	2,426,463
ESCO Technologies, Inc.	55,190	4,743,029
Forward Air Corp.	56,120	2,917,679
Gibraltar Industries, Inc.*	80,550	4,166,046
Harsco Corp.*	165,850	2,646,966
ICF International, Inc.	52,550	3,552,906
Knoll, Inc.	127,995	1,498,821
Standex International Corp.	40,415	2,164,223
US Ecology, Inc.	64,424	2,234,224

Total Industrials		47,067,789
Information Technology - 17.6%
ACI Worldwide, Inc.*	114,192	3,059,204
Brooks Automation, Inc.	132,825	7,232,321
Cerence, Inc.*,1	66,310	2,629,855
Methode Electronics, Inc.	108,615	3,062,943
Plexus Corp.*	42,555	3,161,411
Rambus, Inc.*	172,550	2,546,838
Rogers Corp.*	18,322	2,183,799
Semtech Corp.*	49,140	2,738,572
SYNNEX Corp.	32,885	4,102,075
Verra Mobility Corp.*	199,060	2,036,384

Total Information Technology		32,753,402
Materials - 4.0%
HB Fuller Co.	86,375	3,916,242
Kaiser Aluminum Corp.	22,750	1,409,363
P H Glatfelter Co.	135,138	2,152,748

Total Materials		7,478,353
Real Estate - 7.7%
EastGroup Properties, Inc., REIT	18,713	2,482,467
Pebblebrook Hotel Trust, REIT	131,930	1,398,458
Physicians Realty Trust, REIT	220,375	3,975,565
QTS Realty Trust, Inc., Class A, REIT [1]	89,990	6,474,780

Total Real Estate		14,331,270
Utilities - 3.4%
MGE Energy, Inc.	33,308	2,209,320
ONE Gas, Inc.	55,185	4,177,504

Total Utilities		6,386,824

Total Common Stocks (Cost $189,985,744)		184,823,636

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[2]	224,887	$224,887
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[2]	224,887	224,887
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[2]	231,701	231,701

Total Short-Term Investments (Cost $681,475)		681,475
Value

Total Investments - 99.5% (Cost $190,667,219)	$185,505,111
Other Assets, less Liabilities - 0.5%	984,262
Net Assets - 100.0%	$186,489,373

*	Non-income producing security.
[1]	Some of these securities, amounting to $18,289,105 or 9.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$184,823,636	—	—	$184,823,636
Short-Term Investments
Other Investment Companies	681,475	—	—	681,475
Total Investments in Securities	$185,505,111	—	—	$185,505,111

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$18,289,105	—	$18,468,428	$18,468,428
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.